Share capital (Tables)	12 Months Ended
Dec. 31, 2025
Share capital
Summary of capital structure

			In CHF thousands
	Common	Treasury	Share	Share	Treasury
	shares	shares	capital	premium	shares
December 31, 2023	104,441,787	(5,243,958)	2,089	474,907	(105)
Proceeds from public offerings, net of underwriting fees and transaction costs	—	30,232	—	103	1
Proceeds from sale of treasury shares in public offerings, net of underwriting fees and transaction costs	5,700,000	(5,700,000)	114	—	(114)
Issuance of shares – incentive plans, net of transaction costs	1,168,363	13,953	23	3,496	—
December 31, 2024	111,310,150	(10,899,773)	2,226	478,506	(218)
Issuance of shares – incentive plans, net of transaction costs	1,331,854	—	27	3,357	—
December 31, 2025	112,642,004	(10,899,773)	2,253	481,863	(218)